Right-of-use assets - Changes (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movements In Right Of Use Assets [Roll Forward]
Opening balance	$ 233,698,432
Closing balance	269,052,555	$ 233,698,432
Land [Member]
Movements In Right Of Use Assets [Roll Forward]
Opening balance	216,012,927	140,588,971
New assets contracts, by right-of use	16,726,443	61,567,317
Increases (decreases) from foreign currency translation differences, net	9,238,845	19,926,031
Depreciation	(7,094,687)	(6,069,392)
Decreases for classification as held for sale	(7,192,555)
Total movements	11,678,046	75,423,956
Closing balance	227,690,973	216,012,927
Buildings
Movements In Right Of Use Assets [Roll Forward]
New assets contracts, by right-of use	30,477,107
Increases (decreases) from foreign currency translation differences, net	(635,842)
Depreciation	(5,286,457)
Retirements	(15,677)
Total movements	24,539,131
Closing balance	24,539,131
Other Plants and equipment
Movements In Right Of Use Assets [Roll Forward]
Opening balance	17,685,505	20,199,890
New assets contracts, by right-of use		429,537
Increases (decreases) from foreign currency translation differences, net	150,451	368,947
Depreciation	(1,013,505)	(1,763,885)
Retirements		(418,215)
Decreases for classification as held for sale		(1,130,769)
Total movements	(863,054)	(2,514,385)
Closing balance	16,822,451	17,685,505
Right-of-use assets [member]
Movements In Right Of Use Assets [Roll Forward]
Opening balance	233,698,432	160,788,861
New assets contracts, by right-of use	47,203,550	61,996,854
Increases (decreases) from foreign currency translation differences, net	8,753,454	20,294,978
Depreciation	(13,394,649)	(7,833,277)
Retirements	(15,677)	(418,215)
Decreases for classification as held for sale	(7,192,555)	(1,130,769)
Total movements	35,354,123	72,909,571
Closing balance	$ 269,052,555	$ 233,698,432